Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

The gross carrying value of intangible assets and accumulated amortization was:

	December 31,
	2011			2010
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
(in millions)	value	amortization	value	value	amortization	value
Amortized intangible assets (1):
MSRs (2)	$2,383	(975)	1,408	2,131	(712)	1,419
Core deposit intangibles	15,079	(7,768)	7,311	15,133	(6,229)	8,904
Customer relationship and other intangibles	3,158	(1,519)	1,639	3,077	(1,230)	1,847
Total amortized intangible assets	$20,620	(10,262)	10,358	20,341	(8,171)	12,170
Unamortized intangible assets:
MSRs (carried at fair value) (2)	$12,603			14,467
Goodwill	25,115			24,770
Trademark	14			14

(1)       Excludes fully amortized intangible assets.

(2) See Note 9 for additional information on MSRs.

       We based our projections of amortization expense shown below on existing asset balances at December 31, 2011, with the exception of a portfolio of MSRs with a net carrying value of $313 million. Effective January 1, 2012, this portfolio of MSRs will be transferring to MSRs carried at fair value. Future amortization expense may vary from these projections.

       The following table provides the current year and estimated future amortization expense for amortized intangible assets.

			Customer
		Core	relationship
	Amortized	deposit	and other
(in millions)	MSRs	intangibles	intangibles	Total
Year ended December 31, 2011 (actual)	$264	1,594	294	2,152
Estimate for year ended December 31,
2012	$226	1,396	283	1,905
2013	194	1,241	260	1,695
2014	165	1,113	245	1,523
2015	149	1,022	221	1,392
2016	110	919	209	1,238

       For our goodwill impairment analysis, we allocate all of the goodwill to the individual operating segments. We identify reporting units that are one level below an operating segment (referred to as a component), and distinguish these reporting units based on how the segments and components are managed, taking into consideration the economic characteristics, nature of the products and customers of the components. We allocate goodwill to reporting units based on relative fair value, using certain performance metrics. See Note 24 for further information on management reporting.

       The following table shows the allocation of goodwill to our operating segments for purposes of goodwill impairment testing. The reduction in 2010 was predominately due to reversals of excess exit reserves

			Wealth,
	Community	Wholesale	Brokerage and	Consolidated
(in millions)	Banking	Banking	Retirement	Company
December 31, 2009	$17,974	6,465	373	24,812
Goodwill from business combinations, net	(52)	10	-	(42)
December 31, 2010	17,922	6,475	373	24,770
Reduction in goodwill related to divested businesses	-	(9)	(2)	(11)
Goodwill from business combinations	2	354	-	356
December 31, 2011	$17,924	6,820	371	25,115